Note 4 - Inventory: Schedule of Inventory, Current (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Details
Inventory, Raw Materials, Gross	$ 173,688	$ 226,680
Inventory, Finished Goods, Gross	340,504	182,179
Inventory, Net of Allowances, Customer Advances and Progress Billings		(18,732)
Inventory, net of inventory allowance	$ 514,192	$ 390,127